Short-Term Bank Loans - Additional Information (Detail) ¥ in Thousands, $ in Thousands	Dec. 31, 2019 CNY (¥)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 CNY (¥)
Short-term Debt [Line Items]
Short-term bank loan	¥ 5,000	$ 718	¥ 5,000
Debt, Weighted Average Interest Rate	4.79%	4.79%	5.87%